                              MFS MONEY MARKET FUND
                        MFS GOVERNMENT MONEY MARKET FUND
                         (SERIES OF MFS SERIES TRUST IV)

             500 BOYLSTON STREET o BOSTON o MASSACHUSETTS 02116-3741
                                 617 o 954-5000







                                                                October 24, 1995



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

     Re:  MFS Series Trust IV (File No. 811-2594), on Behalf of MFS Money
                 Market Fund and MFS Government Money Market Fund

Ladies and Gentlemen:

     Pursuant to Section 30(b) of the Investment Company Act of 1940 and Rule 30b2-1 thereunder, we hereby file a copy of the Annual Report to Shareholders dated August 31, 1995 of MFS Money Market Fund and MFS Government Money Market Fund.

                                                        Very truly yours,

                                                        LORRAINE K. GRIP

                                                        Lorraine K. Grip
                                                        Production Editor

LKG/kha

[LOGO] MFS [SM]                                           Annual Report for
THE FIRST NAME IN MUTUAL FUNDS                                 Year Ended
                                                          August 31, 1995



MFS[R] MONEY MARKET FUND
MFS[R] GOVERNMENT MONEY MARKET FUND


[A Photo of a columned building.]

MFS [R] MONEY MARKET FUND
MFS [R] GOVERNMENT MONEY MARKET FUND

TRUSTEES
A. Keith Brodkin* - Chairman and President

Richard B. Bailey* - Private Investor;
Former Chairman and Director (until 1991),
Massachusetts Financial Services Company

Peter G. Harwood - Private Investor

J. Atwood Ives - Chairman and Chief Executive
Officer, Eastern Enterprises

Lawrence T. Perera - Partner,
Hemenway & Barnes

William J. Poorvu - Adjunct Professor, Harvard
University Graduate School of Business Administration

Charles W. Schmidt - Private Investor

Arnold D. Scott* - Senior Executive Vice
President and Secretary, Massachusetts
Financial Services Company

Jeffrey L. Shames* - President, Massachusetts
Financial Services Company

Elaine R. Smith - Independent Consultant

David B. Stone - Chairman, North American
Management Corp. (Investment Adviser)

INVESTMENT ADVISER
Massachusetts Financial Services Company
500 Boylston Street
Boston, MA 02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street
Boston, MA 02116-3741

PORTFOLIO MANAGER
Geoffrey L. Kurinsky*

TREASURER
W. Thomas London*

ASSISTANT TREASURER
James O. Yost*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

CUSTODIAN
State Street Bank and Trust Company

AUDITORS
Deloitte & Touche LLP

INVESTOR INFORMATION
For MFS stock and bond market outlooks, call toll free: 1-800-637-4458 anytime from a touch-tone telephone.

For information on MFS mutual funds, call your financial adviser or, for an information kit, call toll free: 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time
(or leave a message anytime).

INVESTOR SERVICE
MFS Service Center, Inc.
P.O. Box 2281
Boston, MA 02107-9906

For general information, call toll free:
1-800-225-2606 any business day from
8 a.m. to 8 p.m. Eastern time.

For service to speech- or hearing-impaired, call toll free: 1-800-637-6576 any business day from 9 a.m. to 5 p.m. Eastern time. (To use this service, your phone must be equipped with a Telecommunications Device for the Deaf.)

For share prices, account balances and
exchanges, call toll free: 1-800-MFS-TALK
(1-800-637-8255) anytime from a touch-tone telephone.


* Affiliated with the Investment Adviser

LETTER TO SHAREHOLDERS

Dear Shareholders:

Short-term interest rates increased dramatically during the past year, despite the last few months of lower rates. The annualized yield on an investment in MFS MONEY MARKET FUND for the seven-day period ended August 31, 1995 increased from 3.7% to 5.2%. During this same period, the annualized yield on an investment in MFS GOVERNMENT MONEY MARKET FUND rose from 3.4% to 5.2%.

Economic Environment

Moderate, but sustainable, growth appears to be the hallmark of the economic expansion's fifth year. After slowing earlier in the summer, consumer spending and homebuying were showing renewed strength by August 31, while businesses continued to work off excess inventories and reduce factory output. Meanwhile, overseas economies, particularly those of Germany and Japan, have not recovered as expected, limiting U.S. export growth. However, the Federal Reserve Board's consistent and, so far, successful efforts to fight inflation seem to be giving consumers and businesses enough confidence to help maintain 2 1/2% to 3% real
(adjusted for inflation) growth in gross domestic product, at least through 1995.

Interest Rates

During the fiscal year ended August 31, 1995, the Federal Reserve voted to continue to tighten monetary policy by raising the federal funds rate (the interest rate charged by banks to other banks in need of overnight loans) two more times. On November 15, 1994, it raised the federal funds rate 75 basis points (0.75%). Then on February 1, 1995, an increase of 50 basis points (0.50%) was put into effect. Most recently, however, the Federal Reserve lowered rates 25 basis points (0.25%) on July 6, 1995 (the first easing in nearly three years) after the economy began to show signs of contracting. As a result, yields on 30-day U.S. Treasury bills rose from just over 4.2% at the end of August 1994 to 5.3% as of August 31, 1995, while yields on 30-day commercial paper increased from 4.7% to their current level of 5.7% during the same period. With improving inflation conditions and moderate economic growth, we believe short-term interest rates may fall somewhat further over the next several months.

Portfolio Performance and Strategy

Because of the trend toward stable-to-lower short-term interest rates and in an effort to provide a reasonable level of current income, we have lengthened maturities in both portfolios. The average maturity of both Funds was 53 days as of August 31, 1995 versus 27 and 28 days, respectively, for MFS MONEY MARKET FUND and MFS GOVERNMENT MONEY MARKET FUND on August 31, 1994.

     The portfolio of MFS MONEY MARKET FUND continues to include only the highest-quality corporate, bank and government securities in an effort to provide investors with maximum security against credit risk (although money market funds are neither insured nor guaranteed by the U.S. government, and there can be no assurance that they will be able to maintain a stable net asset value). On August 31, 1995, approximately 31% of this Fund's net assets was invested in commercial paper, with the balance invested in securities issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. government because of the very narrow yield spreads between government agency obligations and commercial paper. At the same time, the quality of MFS GOVERNMENT MONEY MARKET FUND'S portfolio remains at the highest practical level because its investments are limited to those securities issued or guaranteed by the U.S. Treasury or agencies or instrumentalities of the U.S. government, including repurchase agreements collateralized by such securities. This emphasis on quality should allow the Fund to continue to help investors to obtain current income and, at the same time, to preserve capital and liquidity.

     We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin                            /s/ Geoffrey L. Kurinsky

    A. Keith Brodkin                                Geoffrey L. Kurinsky
    Chairman and President                          Portfolio Manager

September 12, 1995

TAX FORM SUMMARY

In January 1996, shareholders will be mailed a Tax Form Summary reporting the federal tax status of all distributions paid during the calendar year 1995.

PORTFOLIO MANAGER PROFILE

Geoffrey  Kurinsky  began  his  career  at  MFS in  1987  in  the  Fixed  Income
Department.   A  graduate  of  the  University  of   Massachusetts   and  Boston
University's Graduate School of Management, he was named Assistant Vice President in 1988, Vice President in 1989 and Senior Vice President in 1993. He has managed MFS Money Market Fund and MFS Government Money Market Fund since 1992.

PORTFOLIOS OF INVESTMENTS - August 31, 1995

MFS MONEY MARKET FUND
Commercial Paper - 31.0%
================================================================================
                                              Principal Amount
Issuer                                           (000 Omitted)            Value
--------------------------------------------------------------------------------

   American Telephone & Telegraph Co., due 10/16/95    $14,400     $ 14,298,480
   Coca-Cola Co., due 11/30/95                           7,800        7,690,605
   Duke Power Co., due 9/12/95                          10,000        9,982,583
   Ford Motor Credit Corp., due 9/01/95                  2,700        2,700,000
   General Electric Co., due 12/15/95                    8,500        8,358,935
   Hershey Foods Corp., due 10/06/95                     8,743        8,694,974
   Hewlett Packard Co., due 9/28/95 - 10/03/95          17,600       17,520,166
   PepsiCo, Inc., due 9/14/95 - 10/03/95                15,157       15,104,868
   Procter & Gamble Co., due 10/05/95 - 12/18/95        17,000       16,851,067
   Transamerica Corp., due 9/06/95                       8,000        7,993,645
   Wal-Mart Stores, Inc., due 9/15/95                   12,000       11,973,400
   Warner-Lambert Co., due 12/29/95                      6,000        5,889,925
--------------------------------------------------------------------------------
Total Commercial Paper, at Amortized Cost                          $127,058,648
--------------------------------------------------------------------------------

U.S. Government and Agency Obligations - 70.2%
================================================================================
   Federal Farm Credit Bank, due 9/05/95 - 12/20/95    $19,600     $ 19,448,194
   Federal Home Loan Bank, due 9/01/95 - 1/22/96        38,000       37,605,107
   Federal Home Loan Mortgage Corp.,
     due 9/08/95 - 2/09/96                             132,263      131,043,756
   Federal National Mortgage Assn.,
     due 9/07/95 - 12/22/95                             93,250       92,489,961
   Tennessee Valley Authority, due 9/19/95               8,000        7,977,520
--------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations, at Amortized Cost    $288,564,538
--------------------------------------------------------------------------------
Total Investments, at Amortized Cost                               $415,623,186


Other Assets, Less Liabilities - (1.2)%                              (4,825,267)
================================================================================
Net Assets - 100.0%                                                $410,797,919
--------------------------------------------------------------------------------


MFS GOVERNMENT MONEY MARKET FUND
U.S. Government and Agency Obligations - 97.4%
================================================================================
                                                Principal Amount
Issuer                                             (000 Omitted)          Value
--------------------------------------------------------------------------------
   Federal Farm Credit Bank, due 9/22/95 - 12/18/95       $8,100    $ 8,016,961
   Federal Home Loan Bank, due 9/01/95 - 2/05/96           5,500      5,436,813
   Federal Home Loan Mortgage Corp.,
     due 9/05/95 - 2/08/96                                11,225     11,133,346
   Federal National Mortgage Assn.,
     due 9/07/95 - 12/28/95                               10,000      9,948,656
   Tennessee Valley Authority, due 10/03/95                2,900      2,885,539
--------------------------------------------------------------------------------
Total Investments, at Amortized Cost                                $37,421,315


Other Assets, Less Liabilities - 2.6%                                 1,018,467
================================================================================
Net Assets - 100.0%                                                 $38,439,782
--------------------------------------------------------------------------------

See notes to financial statements

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
================================================================================
                                                  MFS Money       MFS Government
August 31, 1995                                  Market Fund   Money Market Fund
--------------------------------------------------------------------------------
Assets:
   Investments, at amortized cost and value     $415,623,186         $37,421,315
   Cash                                               46,471              19,293
   Receivable for Fund shares sold                   948,218           1,090,756
   Other assets                                        7,013                 535
                                                ------------         -----------
       Total assets                             $416,624,888         $38,531,899
                                                ------------         -----------

 Liabilities:
   Distributions payable                        $     79,397         $     9,168
   Payable for Fund shares reacquired              5,527,089              24,329
   Payable to affiliates -
     Management fee                                       75                  --
     Shareholder servicing agent fee                   1,734                 167
   Accrued expenses and other liabilities            218,674              58,453
                                                ------------         -----------
       Total Liabilities                        $  5,826,969         $    92,117
                                                ------------         -----------
Net Assets (represented by paid-in capital)     $410,797,919         $38,439,782
                                                ============         ===========
Shares of beneficial interest outstanding        410,797,919          38,439,782
                                                ============         ===========
Net Asset Value, offering price and
   redemption price per share
   (net assets/shares of beneficial
   interest outstanding)                               $1.00               $1.00
                                                       =====               =====


See notes to financial statements

Statements of Operations
================================================================================
                                                                      Year Ended
MFS Money Market Fund                                            August 31, 1995
--------------------------------------------------------------------------------
Net investment income:
   Interest income                                                  $ 26,215,863
                                                                    ------------
   Expenses -
     Management fee                                                 $  2,224,748
     Trustees' compensation                                               28,998
     Shareholder servicing agent fee                                     691,600
     Custodian fee                                                       137,750
     Postage                                                              90,146
     Printing                                                             41,886
     Auditing fees                                                         7,244
     Legal fees                                                            1,643
     Miscellaneous                                                       285,973
                                                                    ------------
           Total expenses                                           $  3,509,988
                                                                    ------------
         Net investment income                                      $ 22,705,875
                                                                    ============


                                                                      Year Ended
MFS Government Money Market Fund                                 August 31, 1995
--------------------------------------------------------------------------------

Net investment income:
   Interest income                                                  $  2,188,724
                                                                    ------------
   Expenses -
     Management fee                                                 $    193,160
     Trustees' compensation                                                3,641
     Shareholder servicing agent fee                                      57,948
     Auditing fees                                                        23,018
     Postage                                                               4,674
     Miscellaneous                                                        43,689
                                                                    ------------
           Total expenses                                           $    326,130
                                                                    ------------
             Net investment income                                  $  1,862,594
                                                                    ============

See notes to financial statements


Statements of Changes in Net Assets
====================================================================================================================================
                                                                     Year Ended         Ten Months Ended                  Year Ended
MFS Money Market Fund                                           August 31, 1995          August 31, 1994            October 31, 1993
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
   Net investment income, declared as
     distributions to shareholders                              $    22,705,875           $    10,000,828           $     8,857,063
                                                                ---------------           ---------------           ---------------
Fund share (principal) transactions
   at net asset value of $1.00 per share -
   Net proceeds from sale of shares                             $ 2,481,903,487           $ 1,171,346,513           $   479,475,355
   Net asset value of shares issued
     to shareholders in reinvestment
     of distributions                                                19,523,795                 8,997,225                 8,547,220
   Cost of shares reacquired                                     (2,526,408,894)           (1,094,880,512)             (586,530,807)
                                                                ---------------           ---------------           ---------------
     Total increase (decrease) in
         net assets                                             $   (24,981,612)          $    85,463,226           $   (98,508,232)
Net assets:
   At beginning of period                                           435,779,531               350,316,305               448,824,537
                                                                ---------------           ---------------           ---------------
   At end of period                                             $   410,797,919           $   435,779,531           $   350,316,305
                                                                ===============           ===============           ===============





                                                                     Year Ended          Ten Months Ended                 Year Ended
MFS Government Money Market Fund                                August 31, 1995           August 31, 1994           October 31, 1993
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:

From operations -
   Net investment income, declared as
     distributions to shareholders                                $   1,862,594            $     894,377              $     893,663
                                                                  -------------            -------------              -------------
Fund share (principal) transactions
   at net asset value of $1.00 per share -
   Net proceeds from sale of shares                               $ 130,386,802            $  63,018,558              $  36,011,225
   Net asset value of shares issued
     to shareholders in reinvestment
     of distributions                                                 1,692,388                  815,492                    817,778
   Cost of shares reacquired                                       (131,986,405)             (61,062,849)               (48,882,554)
                                                                  -------------            -------------              -------------
     Total increase (decrease) in
         net assets                                               $      92,785            $   2,771,201              $ (12,053,551)
   Net assets:
     At beginning of period                                          38,346,997               35,575,796                 47,629,347
                                                                  -------------            -------------              -------------
     At end of period                                             $  38,439,782            $  38,346,997              $  35,575,796
                                                                  =============            ==============             =============

See notes to financial statements


Financial Highlights
====================================================================================================================================
                                               Year Ended August 31,        Year Ended October 31,
                                               ---------------------        --------------------------------------------------------
MFS Money Market Fund                                          1995           1994*             1993            1992           1991
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
   beginning of period                                    $    1.00       $    1.00        $    1.00       $    1.00      $    1.00
                                                          ---------       ---------        ---------       ---------      ---------
Income from investment operations -

   Net investment income                                  $    0.05       $    0.02        $    0.02       $    0.03      $    0.06
                                                          ---------       ---------        ---------       ---------      ---------
Less distributions declared
   to shareholders from net
   investment income                                      $   (0.05)      $   (0.02)       $   (0.02)      $   (0.03)     $   (0.06)
                                                          ---------       ---------        ---------       ---------      ---------
Net asset value - end of period                           $    1.00       $    1.00        $    1.00       $    1.00      $    1.00
                                                          =========       =========        =========       ---------      ---------
Total return                                                  5.04%           2.91%+           2.39%           3.35%          6.07%
Ratios (to average net assets)/Supplemental data:
   Expenses                                                   0.76%           0.78%+           0.83%           0.87%          0.82%
   Net investment income                                      4.92%           2.95%+           2.39%           3.36%          5.94%
Net assets at end of period (000 omitted)                 $ 410,798       $ 435,780        $ 350,316       $ 448,825      $ 541,945


                                               Year Ended October 31,
                                               -------------------------------------------------------------------------------------
MFS Money Market Fund                            1990          1989            1988             1987            1986           1985
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
   beginning of period                      $    1.00     $    1.00       $    1.00        $    1.00       $    1.00      $    1.00
                                            ---------     ---------       ---------        ---------       ---------      ---------
Income from investment operations -
   Net investment income                    $    0.07     $    0.08       $    0.07        $    0.06       $    0.06      $    0.08
                                            ---------     ---------       ---------        ---------       ---------      ---------
Less distributions declared
   to shareholders from net
   investment income                        $   (0.07)    $   (0.08)      $   (0.07)       $   (0.06)      $   (0.06)     $   (0.08)
                                            ---------     ---------       ---------        ---------       ---------      ---------
Net asset value - end of period             $    1.00     $    1.00       $    1.00        $    1.00       $    1.00      $    1.00
                                            =========     =========       =========        =========       ---------      ---------
Total return                                    7.99%         8.84%           7.12%            6.06%           6.80%          8.19%
Ratios (to average net assets)/Supplemental data:
   Expenses                                     0.76%         0.83%           0.83%            0.82%           0.78%          0.73%
   Net investment income                        7.60%         8.45%           6.72%            5.77%           6.53%          7.86%
Net assets at end of period (000 omitted)   $ 677,164     $ 676,382       $ 664,895        $ 716,528       $ 623,568      $ 657,000

* For the ten months ended August 31, 1994. + Annualized.


See notes to financial statements

Financial Highlights - continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year Ended August 31,            Year Ended October 31,
                                                                ---------------------            -----------------------------------
MFS Government Money Market Fund                                  1995          1994*            1993           1992           1991
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
   beginning of period                                        $   1.00       $   1.00        $   1.00       $   1.00       $   1.00
                                                              --------       --------        --------       --------       --------
Income from investment operations -
   Net investment income                                      $   0.05       $   0.02        $   0.02       $   0.03       $   0.06
                                                              --------       --------        --------       --------       --------
Less distributions declared
   to shareholders from net
   investment income                                          $  (0.05)      $  (0.02)       $  (0.02)      $  (0.03)      $  (0.06)
                                                              --------       --------        --------       --------       --------
Net asset value - end of period                               $   1.00       $   1.00        $   1.00       $   1.00       $   1.00
                                                              ========       ========        ========       ========       ========
Total return                                                     4.92%          2.64%+          2.33%          3.27%          5.68%
Ratios (to average net assets)/Supplemental data:
   Expenses                                                      0.84%          1.05%+          0.99%          0.87%          0.83%
   Net investment income                                         4.82%          2.64%+          2.20%          3.28%          5.53%
Net assets at end of period (000 omitted)                     $ 38,440       $ 38,347        $ 35,576       $ 47,629       $ 50,655


                                                 Year Ended October 31,
                                                 -----------------------------------------------------------------------------------
MFS Government Money Market Fund                 1990             1989           1988            1987           1986           1985
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value -
   beginning of period                       $   1.00         $   1.00       $   1.00        $   1.00       $   1.00       $   1.00
                                             --------         --------       --------        --------       --------       --------
Income from investment operations -
   Net investment income                     $   0.07         $   0.08       $   0.06        $   0.05       $   0.06       $   0.07
                                             --------         --------       --------        --------       --------       --------
Less distributions declared
   to shareholders from net
   investment income                         $  (0.07)        $  (0.08)      $  (0.06)       $  (0.05)      $  (0.06)      $  (0.07)
                                             --------         --------       --------        --------       --------       --------
Net asset value - end of period              $   1.00         $   1.00       $   1.00        $   1.00       $   1.00       $   1.00
                                             ========         ========       ========        ========       ========       ========
Total return                                    7.55%            8.61%          6.47%           5.73%          6.33%          7.63%
Ratios (to average net assets)/Supplemental data:
   Expenses                                     0.80%            0.85%          0.74%           0.59%          0.66%          0.72%
   Net investment income                        7.34%            8.29%          6.29%           5.63%          6.07%          7.39%
Net assets at end of period (000 omitted)    $ 53,701         $ 51,619       $ 50,343        $ 59,875       $ 63,331       $ 45,894

*  For the ten months ended August 31, 1994.
+  Annualized.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

(1) Business and Organization

MFS Money Market Fund and MFS Government Money Market Fund are each a separate, diversified series of MFS Series Trust IV (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

Investment Valuations - Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

Repurchase Agreements - The Trust may enter into repurchase agreements with institutions that the Trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Trust requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Trust to obtain those securities in the event of a default under the repurchase agreement. The Trust monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Trust under each such repurchase agreement.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations.

Tax Matters and Distributions - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net income. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date.

(3) Transactions with Affiliates

Investment Adviser - The Funds each have a separate investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.48% and 0.50% of average daily net assets for the MFS Money Market Fund and the MFS Government Money Market Fund, respectively.

The Trust pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Trust, all of whom receive remuneration for their services to the Trust from MFS. Certain of the officers and Trustees of the Trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD) and MFS Service Center, Inc. (MFSC). The Trust has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation for the MFS Money Market Fund and the MFS Government Money Market Fund is a net periodic pension expense of $9,898 and $2,099, respectively, for the year ended August 31, 1995.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of each Fund at an effective annual rate of 0.15%.

(4)  Portfolio  Securities

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements for MFS Money Market Fund, aggregated $4,610,280,786 and $4,672,541,608, respectively.

Purchases and sales of money market investments, exclusive of securities subject to repurchase agreements for MFS Government Money Market Fund, were $574,391,657 and $577,610,709, respectively.

(5) Shares of Beneficial Interest

The Trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each Fund.

(6) Line of Credit

The Trust entered into an agreement which enables it to participate with other funds managed by MFS in an unsecured line of credit with a bank which permits borrowings up to $350 million, collectively. Borrowings may be made to temporarily finance the repurchase of Trust shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fees allocated to the MFS Money Market Fund and the MFS Government Money Market Fund were $7,073 and $505 respectively, for the year ended August 31, 1995.

INDEPENDENT AUDITORS' REPORT

To the Trustees of MFS Series Trust IV and the Shareholders of MFS Money Market Fund and MFS Government Money Market Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Money Market Fund and MFS Government Money Market Fund as of August 31, 1995, the related statements of operations for the year then ended and the ten months ended August 31, 1994, the statements of changes in net assets for the year ended August 31, 1995, the ten months ended August 31, 1994 and the year ended October 31, 1993, and the financial highlights for each of the years in the ten-year period ended August 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Money Market Fund and MFS Government Money Market Fund at August 31, 1995, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 6, 1995




           --------------------------------------------------------

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS INVESTMENT OPPORTUNITIES

MUTUAL FUNDS

The MFS Family of Funds, shown on the facing page, falls into the eight general categories below. All offer full-time professional management, a diversified portfolio, and a wide array of shareholder services.

STOCK FUNDS seek growth of capital rather than income through investments in stocks.

STOCK AND BOND FUNDS seek current income and growth of capital through investments in both stocks and bonds.

BOND FUNDS seek current income through investments in debt securities.

WORLD FUNDS seek stock, balanced, and bond fund objectives through investments in U.S. and foreign stocks and bonds.

LIMITED-MATURITY FUNDS seek current income and preservation of capital through investments in debt securities with remaining maturities of five years or less. National tax-free bond funds seek current income exempt from federal income tax through investments in debt securities issued by states and municipalities.1

STATE TAX-FREE BOND FUNDS seek current income exempt from federal and state income taxes through investments in debt securities issued by a single state and its municipalities.1

MONEY MARKET FUNDS seek preservation of capital and current income through investments in short-term debt securities.2

To determine which MFS fund may be appropriate for you, please contact your financial adviser, who can help you relate these investment opportunities to your financial goals. If you prefer, you may call MFS Investor Information for literature3 on MFS products and services: 1-800-637-2929, from 9 a.m. to 5 p.m. Eastern time any business day (leave a message anytime).

1 A small portion of the income may be subject to federal, state and/or alternative minimum tax.

2 Investments in money market funds are not issued or guaranteed by the U.S. government and there is no assurance that the fund will be able to maintain a stable net asset value.

3 Including a prospectus containing more complete information including charges and expenses. Read the prospectus carefully before investing.

THE MFS FAMILY OF FUNDS [R]

America's Oldest Mutual Fund Group

The members of the MFS Family of Funds are grouped below according to the types of securities in their portfolios. For free prospectuses containing more complete information, including the exchange privilege and all charges and expenses, please contact your financial adviser or call MFS at 1-800-637-2929 any business day from 9 a.m. to 5 p.m. Eastern time (or, leave a message any time). This material should be read carefully before investing or sending money.

STOCK
================================================================================
Massachusetts Investors Trust
--------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund
--------------------------------------------------------------------------------
MFS [R]   Capital Growth Fund
--------------------------------------------------------------------------------
MFS [R]   Emerging Growth Fund
--------------------------------------------------------------------------------
MFS [R]   Gold & Natural Resources Fund
--------------------------------------------------------------------------------
MFS [R]   Growth Opportunities Fund
--------------------------------------------------------------------------------
MFS [R]   Managed Sectors Fund
--------------------------------------------------------------------------------
MFS [R]   OTC Fund
--------------------------------------------------------------------------------
MFS [R]   Research Fund
--------------------------------------------------------------------------------
MFS [R]   Value Fund

STOCK AND BOND
================================================================================
MFS [R]   Total Return Fund
--------------------------------------------------------------------------------
MFS [R]   Utilities Fund
--------------------------------------------------------------------------------

BOND
================================================================================
MFS [R]   Bond Fund
--------------------------------------------------------------------------------
MFS [R]   Government Mortgage Fund
--------------------------------------------------------------------------------
MFS [R]   Government Securities Fund
--------------------------------------------------------------------------------
MFS [R]   High Income Fund
--------------------------------------------------------------------------------
MFS [R]   Intermediate Income Fund
--------------------------------------------------------------------------------
MFS [R]   Strategic Income Fund
(formerly MFS [R] Income & Opportunity Fund)
--------------------------------------------------------------------------------

LIMITED MATURITY BOND
================================================================================
MFS [R]   Government Limited Maturity Fund
--------------------------------------------------------------------------------
MFS [R]   Limited Maturity Fund
--------------------------------------------------------------------------------
MFS [R]   Municipal Limited Maturity Fund
--------------------------------------------------------------------------------

WORLD
================================================================================
MFS [R]   World Asset Allocation Fund
--------------------------------------------------------------------------------
MFS [R]   World Equity Fund
--------------------------------------------------------------------------------
MFS [R]   World Governments Fund
--------------------------------------------------------------------------------
MFS [R]   World Growth Fund
--------------------------------------------------------------------------------
MFS [R]   World Total Return Fund
--------------------------------------------------------------------------------

NATIONAL TAX-FREE BOND
================================================================================
MFS [R]   Municipal Bond Fund
--------------------------------------------------------------------------------
MFS [R]   Municipal High Income Fund
(closed to new investors)
--------------------------------------------------------------------------------
MFS [R]   Municipal Income Fund
--------------------------------------------------------------------------------

STATE TAX-FREE BOND
================================================================================
Alabama, Arkansas, California, Florida,
Georgia, Louisiana, Maryland, Massachusetts, Mississippi, New York,
North Carolina, Pennsylvania,
South Carolina, Tennessee, Texas, Virginia, Washington, West Virginia
--------------------------------------------------------------------------------

MONEY MARKET
================================================================================
MFS [R]   Cash Reserve Fund
--------------------------------------------------------------------------------
MFS [R]   Government Money Market Fund
--------------------------------------------------------------------------------
MFS [R]   Money Market Fund
--------------------------------------------------------------------------------

MFS [R] MONEY                                                    Bulk Rate
MARKET FUND                                                      U.S. Postage
                                                                 P A I D
MFS [R]                                                          Permit #55638
GOVERNMENT                                                       Boston, MA
MONEY MARKET
FUND

500 Boylston Street
Boston, MA 02116

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                                                     MCM-2-10/95 39M    10/31/22